Summary of Significant Accounting Policies - Concentration Risk (Details) - segment	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Number of reportable segments	2		2
U.S. Department Of Defense | Revenue from Contract with Customer Benchmark | Government Contracts Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	85.00%	86.00%	86.00%	84.00%
International And Commercial Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	14.00%	14.00%	16.00%